Credit Risk - Loans and advances at amortised cost by selected sectors (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ 795,594	£ 803,015
Gross exposure
Disclosure of financial assets [line items]
Financial assets	801,713	809,190
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(6,119)	(6,175)
Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	401,405	398,779
Financial assets at amortised cost, class | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Financial assets	406,975	404,371
Financial assets at amortised cost, class | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,570)	(5,592)
Financial assets at amortised cost, class | Loans and advances | Total | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 36,245	£ 37,870
Total of corporate exposures (%)	29.00%	30.00%
Financial assets at amortised cost, class | Loans and advances | Total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (588)	£ (744)
Total of corporate exposures (%)	45.00%	52.00%
Financial assets at amortised cost, class | Loans and advances | Autos | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,134	£ 1,106
Financial assets at amortised cost, class | Loans and advances | Autos | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(14)	(17)
Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Gross exposure
Disclosure of financial assets [line items]
Financial assets	5,628	5,773
Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(106)	(132)
Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Gross exposure
Disclosure of financial assets [line items]
Financial assets	6,000	7,103
Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(96)	(129)
Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Gross exposure
Disclosure of financial assets [line items]
Financial assets	5,327	5,647
Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(106)	(141)
Financial assets at amortised cost, class | Loans and advances | Passenger travel | Gross exposure
Disclosure of financial assets [line items]
Financial assets	966	1,062
Financial assets at amortised cost, class | Loans and advances | Passenger travel | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(26)	(29)
Financial assets at amortised cost, class | Loans and advances | Real estate | Gross exposure
Disclosure of financial assets [line items]
Financial assets	16,555	16,590
Financial assets at amortised cost, class | Loans and advances | Real estate | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(215)	(280)
Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Gross exposure
Disclosure of financial assets [line items]
Financial assets	635	589
Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(25)	(16)
Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	721,151	723,490
Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,154)	(1,302)
Stage 1 | Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	355,358	349,488
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Financial assets	356,312	350,545
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(954)	(1,057)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Total | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 27,866	£ 28,043
Total of corporate exposures (%)	26.00%	26.00%
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (138)	£ (239)
Total of corporate exposures (%)	41.00%	52.00%
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Autos | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 911	£ 881
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Autos | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3)	(6)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Gross exposure
Disclosure of financial assets [line items]
Financial assets	4,046	3,845
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(20)	(45)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Gross exposure
Disclosure of financial assets [line items]
Financial assets	4,432	5,143
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(29)	(41)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Gross exposure
Disclosure of financial assets [line items]
Financial assets	3,654	3,902
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(23)	(40)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Passenger travel | Gross exposure
Disclosure of financial assets [line items]
Financial assets	733	744
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Passenger travel | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(6)	(9)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Real estate | Gross exposure
Disclosure of financial assets [line items]
Financial assets	13,637	13,042
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Real estate | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(53)	(91)
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Gross exposure
Disclosure of financial assets [line items]
Financial assets	453	486
Stage 1 | Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4)	(7)
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	72,613	77,434
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,555)	(2,631)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	41,729	44,424
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Financial assets	43,976	46,740
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,247)	(2,316)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Total | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 7,047	£ 8,351
Total of corporate exposures (%)	49.00%	50.00%
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (150)	£ (188)
Total of corporate exposures (%)	39.00%	44.00%
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Autos | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 182	£ 194
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Autos | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4)	(5)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Gross exposure
Disclosure of financial assets [line items]
Financial assets	1,351	1,729
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(37)	(41)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Gross exposure
Disclosure of financial assets [line items]
Financial assets	1,394	1,711
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(30)	(37)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Gross exposure
Disclosure of financial assets [line items]
Financial assets	1,349	1,316
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(24)	(31)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Passenger travel | Gross exposure
Disclosure of financial assets [line items]
Financial assets	194	267
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Passenger travel | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(7)	(7)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Real estate | Gross exposure
Disclosure of financial assets [line items]
Financial assets	2,423	3,049
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Real estate | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(46)	(66)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Gross exposure
Disclosure of financial assets [line items]
Financial assets	154	85
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2)	(1)
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Financial assets	7,949	8,266
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,410)	(2,242)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances
Disclosure of financial assets [line items]
Financial assets	4,318	4,867
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Financial assets	6,687	7,086
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(2,369)	(2,219)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Total | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 1,332	£ 1,476
Total of corporate exposures (%)	51.00%	57.00%
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Total | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (300)	£ (317)
Total of corporate exposures (%)	51.00%	58.00%
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Autos | Gross exposure
Disclosure of financial assets [line items]
Financial assets	£ 41	£ 31
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Autos | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(7)	(6)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Gross exposure
Disclosure of financial assets [line items]
Financial assets	231	199
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Consumer manufacture | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(49)	(46)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Gross exposure
Disclosure of financial assets [line items]
Financial assets	174	249
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Discretionary retail and wholesale | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(37)	(51)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Gross exposure
Disclosure of financial assets [line items]
Financial assets	324	429
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Hospitality and leisure | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(59)	(70)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Passenger travel | Gross exposure
Disclosure of financial assets [line items]
Financial assets	39	51
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Passenger travel | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(13)	(13)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Real estate | Gross exposure
Disclosure of financial assets [line items]
Financial assets	495	499
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Real estate | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(116)	(123)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Gross exposure
Disclosure of financial assets [line items]
Financial assets	28	18
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Loans and advances | Steel and aluminium manufacturers | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (19)	£ (8)